SUBSEQUENT EVENTS (Details Narrative)	4 Months Ended
May 14, 2024 CAD ($) $ / shares
Subsequent Events
[custom:ShareBasedPaymentArrangementByShareBasedPaymentAwardEquityInstrumentsGrantedDuringPeriod]	$ 1,750,000
[custom:ShareBasedPaymentArrangementByShareBasedPaymentAwardEquityInstrumentsGrantedDuringPeriodPerShare] | $ / shares	$ 0.10
Proceeds from issuing shares	$ 30,000
Cash and cash equivalents	$ 19,000